CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total equity attributable to owners of the parent	Share capital	Share premium	Accumulated losses	Translation differences	Share-based payment and income tax deduction on share-based payments	Fair value movement on investment in equity instruments designated as at FVTOCI
Equity at beginning of period at Dec. 31, 2021	$ 2,534,224	$ 2,534,224	$ 6,233	$ 3,462,775	$ (1,400,197)	$ 131,684	$ 373,019	$ (39,290)
Profit/(Loss) for the year	(709,594)	(709,594)			(709,594)
Other comprehensive income/(loss)	(20,671)	(20,671)				(2,404)		(18,267)
Owners of the parent	(730,266)	(730,266)			(709,594)	(2,404)		(18,267)
Income tax benefit from excess tax deductions related to share-based payments	3,946	3,946					3,946
Share-based payment	158,282	158,282					158,282
Issue of share capital	760,953	760,953	294	760,659
Transaction costs for equity issue	(781)	(781)		(781)
Exercise of stock options	93,195	93,195	113	93,082
Ordinary shares withheld for payment of employees’ withholding tax liability	(5,855)	(5,855)		(5,855)
Equity at end of period at Dec. 31, 2022	2,813,699	2,813,699	6,640	4,309,880	(2,109,791)	129,280	535,247	(57,557)
Profit/(Loss) for the year	(295,053)	(295,053)			(295,053)
Other comprehensive income/(loss)	348	348				2,263		(1,915)
Owners of the parent	(294,705)	(294,705)			(295,053)	2,263		(1,915)
Income tax benefit from excess tax deductions related to share-based payments	2,310	2,310					2,310
Share-based payment	234,168	234,168					234,168
Issue of share capital	1,196,732	1,196,732	288	1,196,444
Transaction costs for equity issue	(821)	(821)		(821)
Exercise of stock options	158,263	158,263	130	158,133
Ordinary shares withheld for payment of employees’ withholding tax liability	(12,139)	(12,139)		(12,139)
Equity at end of period at Dec. 31, 2023	4,097,507	4,097,507	7,058	5,651,497	(2,404,844)	131,543	771,725	(59,472)
Profit/(Loss) for the year	833,040	833,040			833,040
Other comprehensive income/(loss)	(5,359)	(5,359)				(4,711)	235,856	(648)
Owners of the parent	827,681	827,681			833,040	(4,711)		(648)
Income tax benefit from excess tax deductions related to share-based payments	39,650	39,650					39,650
Share-based payment	235,856	235,856
Exercise of stock options	319,457	319,457	169	319,288
Ordinary shares withheld for payment of employees’ withholding tax liability	(21,869)	(21,869)		(21,869)
Equity at end of period at Dec. 31, 2024	$ 5,498,283	$ 5,498,283	$ 7,227	$ 5,948,916	$ (1,571,804)	$ 126,832	$ 1,047,231	$ (60,119)